CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 RUB (₽)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2019 RUB (₽)
Share-based compensation expenses	₽ 20,829	$ 280.4	₽ 15,728	₽ 9,855
Cost of revenues
Share-based compensation expenses	479	6.4	449	293
Product development
Share-based compensation expenses	11,504	154.8	9,216	6,294
Sales, general and administrative
Share-based compensation expenses	₽ 8,846	$ 119.2	₽ 6,063	₽ 3,268